SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Lease
Operating lease right of use assets	$ 286,475	$ 102,077
Total operating lease assets	286,475	102,077
Current operating lease liabilities	122,265	62,395
Noncurrent operating lease liabilities	172,955	45,881
Total operating lease obligations	$ 295,220	$ 108,276